RELATED PARTY TRANSACTIONS (Summary of Provided Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenues	$ 4,884,241	$ 3,224,796	$ 2,674,032
Selling, general and administrative expenses	1,771,513	1,026,677	637,109
Net loss	9,408	(35,227)	0
Interest income (expense), Operating and Nonoperating	235,792	229,605	134,084
Revenue from The Group [Member]
Related Party Transaction [Line Items]
Revenues	1,814	4,215	1,847
EGH And Its Subsidiaries [Member] | Direct Operating Costs from The Group [Member]
Related Party Transaction [Line Items]
Direct Operating Costs	18,652	16,667	12,943
EGH And Its Subsidiaries [Member] | Selling, General and Administrative Expenses from The Group [Member]
Related Party Transaction [Line Items]
Selling, general and administrative expenses	19,992	23,353	25,310
EGH And Its Subsidiaries [Member] | Interest Expense from The Group [Member]
Related Party Transaction [Line Items]
Interest income (expense), Operating and Nonoperating	15,600	11,612	7,395
EGH And Its Subsidiaries [Member] | Income (Expense) Included within Net Income [Member]
Related Party Transaction [Line Items]
Net loss	(52,430)	(47,417)	(43,801)
Euroleague Ventures S.A. [Member]
Related Party Transaction [Line Items]
Revenues	22,200	21,000	18,600
Direct Operating Costs	1,000	300	$ 1,600
Accounts Receivable, after Allowance for Credit Loss	$ 10,700	$ 7,300